Taxation (Details Narrative) ¥ in Thousands	12 Months Ended	14 Months Ended
	Dec. 31, 2025 HKD ($)	Nov. 30, 2018	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax examination, description	According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 75% or 100% of qualified R&D expenses incurred in determining its tax assessable profits for that year (“Super Deduction”). The additional deduction of 100% or 75% of qualified R&D expenses can only be claimed directly in the annual EIT filling and subject to the approval from the relevant tax authorities.
Operating loss carryforwards			¥ 144,912	¥ 160,543
Deferred tax assets operating loss carryforwards			28,642	28,656
Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal income tax rate	25.00%
Foreign Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal income tax rate	25.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profits tax rates, amount | $	$ 2,000
Federal income tax rate	8.25%
Operating loss carryforwards			¥ 12,351	¥ 10,368
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profits tax rates, amount | $	$ 2,000
Federal income tax rate	16.50%
CHINA | Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal income tax rate	15.00%	15.00%